PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables And Prepaid Expenses [Line Items]
Government authorities	$ 51	$ 116
Prepaid expenses	362	1,084
Restricted cash	164	161
Interest receivable	470	212
Other current assets	10	93
Prepaid expenses and other receivables	$ 1,057	$ 1,666